Earnings Per Share (Tables)	3 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Calculation of Earnings Per Share

The calculation of earnings per share is as follows:

	Three months ended December 31,
	2024	2023
Weighted number of outstanding shares	187,829,202	186,920,154
Number of shares with dilutive effects	189	—
Weighted number of outstanding shares (diluted)	187,829,391	186,920,154

Profit (loss) attributable to ordinary shareholders	20,119	(7,154)
Basic	0.11	(0.04)
Diluted	0.11	(0.04)